Trade And Unbilled Receivables And Contract Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of trade and unbilled receivables, net

	December 31, 2022	December 31, 2021
Trade and unbilled receivables (1)	$983,291	$1,168,258
Contract assets (2)	1,599,055	1,610,510
Less – allowance for credit loss (3)	(7,741)	(8,644)
	$2,574,605	$2,770,124

Schedule of changes in the allowance for credit losses	The changes in the allowance for credit losses were as follows:

	2022	2021
Balance as of January 1,	$10,307	$16,192
Current period provision for expected credit loss	301	65
Write-off charges against the allowance for expected credit losses	(1,446)	(5,950)
Balance as of December 31,	$9,162	$10,307